                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02090

                              Van Kampen Bond Fund
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 6/30

Date of reporting period: 3/31/07

Item 1.  Schedule of Investments.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

VAN KAMPEN BOND FUND
PORTFOLIO OF INVESTMENTS | MARCH 31, 2007 (UNAUDITED)

 PAR
 AMOUNT
 (000)    DESCRIPTION                                                  COUPON        MATURITY           VALUE
----------------------------------------------------------------------------------------------------------------
 CORPORATE BONDS   70.3%
          AEROSPACE & DEFENSE   0.6%
 $  1,307 Raytheon Co. .....................................           4.500%        11/15/07       $  1,300,279
                                                                                                    ------------

          AIRLINES   0.2%
      497 America West Airlines, Inc.,
             Class G .......................................           7.100         04/02/21            528,523
                                                                                                    ------------

          AUTOMOTIVE   2.9%
      605 Arvinmeritor, Inc. ...............................           8.750         03/01/12            627,687
    1,280 DaimlerChrysler NA Holding
             Corp ..........................................           8.500         01/18/31          1,603,182
    1,655 Ford Motor Credit Co. ............................           7.250         10/25/11          1,610,029
    2,550 General Motors Acceptance
             Corp ..........................................           6.875         09/15/11          2,554,883
                                                                                                    ------------
                                                                                                       6,395,781
                                                                                                    ------------
          BANKING   14.6%
    2,230 Bank of America Corp. ............................           3.375         02/17/09          2,165,546
    2,250 HBOS Treasury Services PLC
             (United Kingdom) (a) ..........................           3.500         11/30/07          2,225,279
    2,860 JPMorgan Chase & Co. .............................           6.750         02/01/11          3,010,121
    2,255 Marshall & Ilsley Bank ...........................           3.800         02/08/08          2,228,614
    1,635 MBNA Corp. (b) ...................................           5.790         05/05/08          1,643,262
    2,315 National City Bank ...............................           3.375         10/15/07          2,290,366
    1,430 Popular North America, Inc. ......................           4.250         04/01/08          1,409,696
      805 Popular North America, Inc. ......................           5.650         04/15/09            810,263
    2,620 Sovereign Bancorp, Inc. (b) ......................           5.580         03/23/10          2,620,825
    2,195 SunTrust Banks, Inc. .............................           5.050         07/01/07          2,193,253
    2,700 Unicredito Luxembourg Finance
             (Luxembourg) (a)(b) ...........................           5.410         10/24/08          2,701,634
    2,250 U.S. Bancorp .....................................           3.950         08/23/07          2,238,005
    2,865 Wachovia Capital Trust III (c) ...................           5.800         08/29/49          2,901,701
    1,350 Wachovia Corp. ...................................           3.625         02/17/09          1,315,472
      925 Washington Mutual Bank FA ........................           5.500         01/15/13            924,236


      900 Washington Mutual, Inc. ..........................           8.250         04/01/10            972,948
                                                                                                    ------------
                                                                                                      31,651,221
                                                                                                    ------------
          BROKERAGE   1.5%
    2,000 Lehman Brothers Holdings, Inc. ...................           8.500         05/01/07          2,004,516
      752 World Financial Properties (a) ...................           6.910         09/01/13            790,167
      342 World Financial Properties (a) ...................           6.950         09/01/13            359,819
                                                                                                    ------------
                                                                                                       3,154,502
                                                                                                    ------------
          CHEMICALS   0.3%
      640 ICI Wilmington, Inc. .............................           4.375         12/01/08            630,790
                                                                                                    ------------

          CONSTRUCTION MACHINERY   0.9%
    2,045 Caterpillar Financial Services
             Corp., Ser F ..................................           3.625         11/15/07          2,023,891
                                                                                                    ------------

          CONSUMER PRODUCTS   0.8%
    1,725 Clorox Co. (b) ...................................           5.480         12/14/07          1,726,439
                                                                                                    ------------

          DISTRIBUTORS   0.7%
      585 KeySpan Corp. ....................................           4.900         05/16/08            583,140
      890 Sempra Energy ....................................           4.621         05/17/07            889,044
                                                                                                    ------------
                                                                                                       1,472,184
                                                                                                    ------------
          DIVERSIFIED MANUFACTURING   1.9%
    1,345 Brascan Corp. (Canada) ...........................           7.125         06/15/12          1,441,611
    1,275 Cooper Industries, Inc. ..........................           5.250         07/01/07          1,273,046
    1,325 Cooper Industries, Inc. ..........................           5.250         11/15/12          1,323,965
                                                                                                    ------------
                                                                                                       4,038,622
                                                                                                    ------------
          ELECTRIC   5.4%
    1,350 Ameren Corp. .....................................           4.263         05/15/07          1,347,151
      805 Carolina Power & Light Co. .......................           6.800         08/15/07            808,899
       65 Detroit Edison Co. ...............................           5.200         10/15/12             65,110
      865 Detroit Edison Co. ...............................           6.125         10/01/10            892,081
      960 Duquesne Light Co., Ser O ........................           6.700         04/15/12          1,024,575


       70 Duquesne Light Co., Ser Q ........................           5.700         05/15/14             71,201
      655 Entergy Gulf States, Inc. ........................           3.600         06/01/08            642,153
    1,600 Entergy Gulf States, Inc. (b) ....................           5.760         12/01/09          1,599,138
      425 Entergy Gulf States, Inc. (a)(b) .................           6.090         12/08/08            426,257
      255 Indianapolis Power & Light
             Co. (a) .......................................           6.300         07/01/13            266,243
      900 NiSource Finance Corp. (b) .......................           5.930         11/23/09            901,554
    1,270 Ohio Power Co., Ser K ............................           6.000         06/01/16          1,319,265
      265 PSE & G Energy Holdings, LLC .....................           8.625         02/15/08            271,294
      570 Public Service Electric & Gas,
               Series B ....................................           5.125         09/01/12            568,138
      855 TXU Energy Co. ...................................           7.000         03/15/13            889,626
      560 Wisconsin Electric Power Co. .....................           3.500         12/01/07            553,559
                                                                                                    ------------
                                                                                                      11,646,244
                                                                                                    ------------
          ELECTRIC UTILITIES   0.8%
    1,740 Arizona Public Service Co. .......................           5.800         06/30/14          1,757,729
                                                                                                    ------------

          ENVIRONMENTAL & FACILITIES SERVICES   0.3%
      550 Waste Management, Inc. ...........................           7.375         08/01/10            585,539
                                                                                                    ------------

          FOOD/BEVERAGE   1.9%
      660 ConAgra Foods, Inc. ..............................           7.000         10/01/28            704,688
      520 ConAgra Foods, Inc. ..............................           8.250         09/15/30            634,871
      475 Pilgrim's Pride Corp. ............................           7.625         05/01/15            476,188
      160 Pilgrim's Pride Corp. ............................           9.625         09/15/11            167,200
    1,435 Sara Lee Corp. ...................................           6.125         11/01/32          1,330,463
      745 YUM! Brands, Inc. ................................           8.875         04/15/11            837,202
                                                                                                    ------------
                                                                                                       4,150,612
                                                                                                    ------------
          HEALTH CARE   0.6%
      650 Wellpoint, Inc. ..................................           3.750         12/14/07            642,856
      590 Wellpoint, Inc. ..................................           4.250         12/15/09            578,310
                                                                                                    ------------
                                                                                                       1,221,166
                                                                                                    ------------
          INDEPENDENT ENERGY   0.2%
      470 Kerr-McGee Corp. .................................           6.625         10/15/07            473,219
                                                                                                    ------------

          INTEGRATED ENERGY   1.2%
      790 Consumers Energy Co. Ser F .......................           4.000         05/15/10            762,834
      455 Consumers Energy Co., Ser H ......................           4.800         02/17/09            451,029
    1,300 Kinder Morgan, Inc. ..............................           6.500         09/01/12          1,327,451
                                                                                                    ------------
                                                                                                       2,541,314
                                                                                                    ------------
          INTEGRATED TELECOMMUNICATION SERVICES   1.6%
    1,835 AT&T Corp. .......................................           8.000         11/15/31          2,274,484


    1,010 Sprint Capital Corp. .............................           8.750         03/15/32          1,194,634
                                                                                                    ------------
                                                                                                       3,469,118
                                                                                                    ------------
          LIFE INSURANCE   2.2%
      635 AXA Financial, Inc. ..............................           6.500         04/01/08            642,022
      475 John Hancock Financial
             Services, Inc. ................................           5.625         12/01/08            478,085
      105 Metlife, Inc. ....................................           6.125         12/01/11            109,655
    1,030 Monumental Global Funding II (a) .................           3.850         03/03/08          1,016,429
      585 Nationwide Financial Services,
             Inc ...........................................           6.250         11/15/11            608,678
    1,895 Xlliac Global Funding (a) ........................           4.800         08/10/10          1,870,109
                                                                                                    ------------
                                                                                                       4,724,978
                                                                                                    ------------
          LODGING   0.7%
    1,325 Hyatt Equities LLC (a) ...........................           6.875         06/15/07          1,327,332
      185 Starwood Hotels & Resorts
             Worldwide, Inc. ...............................           7.375         05/01/07            185,146
                                                                                                    ------------
                                                                                                       1,512,478
                                                                                                    ------------
          MEDIA-CABLE   3.0%
    1,835 Comcast Cable Communications,
             Inc ...........................................           6.750         01/30/11          1,933,958
       90 Comcast Cable Communications,
             Inc ...........................................           7.125         06/15/13             97,657
      600 Comcast Cable Communications,
             Inc ...........................................           8.375         05/01/07            601,367
      935 Echostar DBS Corp. ...............................           6.375         10/01/11            943,181
      180 Echostar DBS Corp. ...............................           6.625         10/01/14            181,575
    2,645 Time Warner, Inc. (b) ............................           5.590         11/13/09          2,651,033
                                                                                                    ------------
                                                                                                       6,408,771
                                                                                                    ------------
          MEDIA-NONCABLE   0.7%
      225 Interpublic Group of Cos., Inc. ..................           6.250         11/15/14            212,625
    1,310 Viacom, Inc. .....................................           6.875         04/30/36          1,324,620
                                                                                                    ------------
                                                                                                       1,537,245
                                                                                                    ------------
          NONCAPTIVE-CONSUMER FINANCE   5.9%
    1,000 American Express Co. .............................           4.750         06/17/09            995,684
      230 American General Finance Corp. ...................           4.625         05/15/09            227,217
    2,000 American General Finance Corp. ...................           4.625         09/01/10          1,963,830
    2,245 Countrywide Home Loans, Inc. .....................           3.250         05/21/08          2,194,562
      150 Household Finance Corp. ..........................           8.000         07/15/10            162,714
    2,560 HSBC Finance Corp. ...............................           6.750         05/15/11          2,699,251
    2,595 Residential Capital LLC ..........................           6.375         06/30/10          2,596,175
    1,600 SLM Corp. (b) ....................................           5.520         07/26/10          1,599,840
      400 Washington Mutual Prerefunded
             Funding II (a) ................................           6.665         12/31/49            393,256
                                                                                                    ------------
                                                                                                      12,832,529
                                                                                                    ------------


          NONCAPTIVE-DIVERSIFIED FINANCE  2.5%
      415 CIT Group, Inc. ..................................           3.650         11/23/07            410,587
      290 CIT Group, Inc. ..................................           4.750         08/15/08            288,208
      415 CIT Group, Inc. ..................................           7.375         04/02/07            415,000
    2,100 General Electric Capital Corp. ...................           4.750         09/15/14          2,031,720
       90 General Electric Capital Corp,
            Ser A ..........................................           5.875         02/15/12             93,017
    2,240 Nationwide Building Society
             (United Kingdom) (a) ..........................           4.250         02/01/10          2,187,631
                                                                                                    ------------
                                                                                                       5,426,163
                                                                                                    ------------
          OTHER UTILITIES   0.8%
      375 Center Point Energy Resources
             Corp ..........................................           6.250         02/01/37            373,651
    1,295 Plains All American Pipeline .....................           6.700         05/15/36          1,329,394
                                                                                                    ------------
                                                                                                       1,703,045
                                                                                                    ------------
          PHARMACEUTICALS   0.8%
    1,765 Hospira, Inc. (b) ................................           5.830         03/30/10          1,770,295
                                                                                                    ------------

          PIPELINES   0.7%
      590 Consolidated Natural Gas Co.,
             Ser C .........................................           6.250         11/01/11            613,837
      755 Texas Eastern Transmission
             Corp ..........................................           7.000         07/15/32            844,540
                                                                                                    ------------
                                                                                                       1,458,377
                                                                                                    ------------
          PROPERTY & CASUALTY INSURANCE   4.0%
    1,445 AIG SunAmerica Global
             Financing VI (a) ..............................           6.300         05/10/11          1,509,800
    1,545 Farmers Exchange Capital (a) .....................           7.050         07/15/28          1,588,408
    1,230 Farmers Insurance Exchange
             Surplus (a) ...................................           8.625         05/01/24          1,466,336
    1,800 Mantis Reef, Ltd. (Australia) (a) ................           4.692         11/14/08          1,783,406
    1,415 St. Paul Travelers Cos., Inc. ....................           5.010         08/16/07          1,412,606
    1,035 Two-Rock Pass Through Trust
             (Bermuda) (a)(b) ..............................           6.300         02/11/49          1,019,578
                                                                                                    ------------
                                                                                                       8,780,134
                                                                                                    ------------
          RAILROADS   2.4%
    1,060 Burlington Northern Santa Fe
             Corp ..........................................           6.125         03/15/09          1,075,593
    1,000 CSX Corp. ........................................           6.750         03/15/11          1,045,422
      520 Norfolk Southern Corp. ...........................           7.350         05/15/07            521,096
    2,600 Union Pacific Corp. ..............................           6.625         02/01/08          2,627,144
                                                                                                    ------------
                                                                                                       5,269,255
                                                                                                    ------------



          REFINING   0.3%
      675 Valero Energy Corp. ..............................           3.500         04/01/09            654,965
                                                                                                    ------------

          REGIONAL BANKS   0.5%
    1,090 USB Capital IX (c) ...............................           6.189         04/15/42          1,118,616
                                                                                                    ------------

          REITS   0.9%
    1,970 iStar Financial, Inc. (b) ........................           5.690         03/09/10          1,972,403
                                                                                                    ------------

          RETAILERS   3.9%
      270 CVS Corp. ........................................           3.875         11/01/07            267,671
      650 CVS Corp. ........................................           5.750         08/15/11            662,609
    2,169 CVS Lease Pass Through
             Trust (a) .....................................           6.036         12/10/28          2,200,332
      500 Federated Department Stores,
             Inc ...........................................           6.300         04/01/09            510,329
    1,500 Federated Department Stores,
             Inc ...........................................           6.625         09/01/08          1,523,694
      665 Home Depot, Inc. (b) .............................           5.475         12/16/09            666,235
    1,275 May Department Stores Co. ........................           5.950         11/01/08          1,288,355
    1,320 May Department Stores Co. ........................           6.700         07/15/34          1,305,960
                                                                                                    ------------
                                                                                                       8,425,185
                                                                                                    ------------
          SERVICES   1.0%
    1,000 FedEx Corp. ......................................           2.650         04/01/07          1,000,000
    1,105 FedEx Corp. ......................................           5.500         08/15/09          1,114,048
                                                                                                    ------------
                                                                                                       2,114,048
                                                                                                    ------------
          SUPERMARKETS   0.9%
      545 Delhaize America, Inc. ...........................           9.000         04/15/31            657,554
    1,270 Fred Meyer, Inc. .................................           7.450         03/01/08          1,294,453
                                                                                                    ------------
                                                                                                       1,952,007
                                                                                                    ------------
          TECHNOLOGY   0.6%
    1,300 Hewlett-Packard Co. (b) ..........................           5.485         05/22/09          1,301,871
                                                                                                    ------------

          TEXTILE   0.5%
      995 Mohawk Industries, Inc., Ser D ...................           7.200         04/15/12          1,055,225
                                                                                                    ------------

          WIRELINE   1.6%
    1,385 France Telecom SA (France) .......................           8.500         03/01/31          1,805,320
    1,125 SBC Communications, Inc. .........................           6.150         09/15/34          1,110,855
      590 Verizon New England, Inc. ........................           6.500         09/15/11            615,711
                                                                                                    ------------
                                                                                                       3,531,886
                                                                                                    ------------
TOTAL CORPORATE BONDS   70.3% ...............................................................        152,316,649
                                                                                                    ------------


 UNITED STATES GOVERNMENT AGENCY OBLIGATIONS   27.4%
    9,580 United States Treasury Bonds .....................           6.125         08/15/29         11,144,989
    7,260 United States Treasury Bonds .....................           6.375         08/15/27          8,600,835
    2,000 United States Treasury Notes (d) .................           4.000         02/15/14          1,930,002
   21,250 United States Treasury Notes (d) .................           4.250         08/15/13         20,893,914
    7,350 United States Treasury Notes .....................           4.250         11/15/13          7,214,201
    3,000 United States Treasury Notes .....................           4.500         02/28/11          2,996,838
    4,200 United States Treasury Notes .....................           4.625         10/31/11          4,215,095
    2,500 United States Treasury Notes                                 4.750         01/31/12          2,522,560
                                                                                                    ------------


 TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS ..........................................         59,518,434
                                                                                                    ------------


 TOTAL LONG-TERM INVESTMENTS   97.7%
   (Cost $210,988,151) ......................................................................        211,835,083
                                                                                                    ------------
 SHORT-TERM INVESTMENTS  11.2%

 REPURCHASE AGREEMENTS   11.0%
 Citigroup Global Markets, Inc. ($6,276,606 par collateralized by U.S.
    Government obligations in a pooled cash account, interest rate of
    5.30%, dated 03/30/07, to be sold on 04/02/07 at $6,279,378)..............................         6,276,606
 State Street Bank & Trust Co. ($17,559,394 par collateralized by U.S.
    Government obligations in a pooled cash account, interest rate of
    5.13%, dated 03/30/07, to be sold on 04/02/07 at $17,566,901).............................        17,559,394
                                                                                                    ------------
 TOTAL REPURCHASE AGREEMENTS   11.0% .........................................................        23,836,000
                                                                                                    ------------

 UNITED STATES GOVERNMENT  AGENCY OBLIGATION   0.2%
 United States Treasury Bill ($300,000 par, yielding 5.110%, 07/12/07
    maturity)  (e) ...........................................................................           295,822
                                                                                                    ------------

 TOTAL SHORT-TERM INVESTMENTS   11.2%
   (Cost $24,131,822) .......................................................................         24,131,822
                                                                                                    ------------

 TOTAL INVESTMENTS  108.9%
   (Cost $236,340,758) ......................................................................        235,966,905

 LIABILITIES IN EXCESS OF OTHER ASSETS  (8.9%) ..............................................        (19,215,885
                                                                                                    ------------

 NET ASSETS 100.0% ..........................................................................       $216,751,020
                                                                                                    ============



  Percentages are calculated as a percentage of net assets.
  (a) 144A-Private Placement security which is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.


  (b) Floating Rate Coupon
  (c) Variable Rate Coupon
  (d) Security purchased on a when-issued or delayed delivery basis.
  (e) All or a portion of this security has been physically segregated in connection with open futures contracts.


  SWAP AGREEMENTS OUTSTANDING AS OF MARCH 31, 2007:
  CREDIT DEFAULT SWAPS


                                                          PAY/
                                                         RECEIVE                   NOTIONAL        UNREALIZED
                                           BUY/SELL       FIXED     EXPIRATION      AMOUNT       APPRECIATION/
  COUNTERPARTY    REFERENCE ENTITY        PROTECTION      RATE         DATE         (000)         DEPRECIATION
---------------------------------------------------------------------------------------------------------------
  Bank of         The Gap, Inc. .......
     America,
     N.A.                                 Buy            1.19%     03/20/12       $  1,300       $  (10,733)
Goldman           Countrywide
     Sachs           Home Loans,
     Capital         Inc.  ............
     Markets, L.P.                        Sell           0.60      03/20/12          1,100           (4,471)
Goldman           Country Wide Home
     Sachs           Loans, Inc.
     Capital
     Markets, L.P.                        Sell           0.66      03/20/12          1,100           (1,595)
Goldman           Dell, Inc. ..........
     Sachs
     Capital
     Markets, L.P.                        Buy            0.22      03/20/12          1,095              264
Goldman           Dow Jones CDX
     Sachs           NA IG HVOL  ......
     Capital
     Markets, L.P.                        Buy            0.75      06/20/11          8,700           11,034
Goldman           Dow Jones CDX .......
     Sachs           NA IG HVOL
     Capital
     Markets, L.P.                        Buy            0.75      12/20/11          4,300           17,217
Goldman           Motorola, Inc. ......
     Sachs
     Capital
     Markets, L.P.                        Buy            0.15      12/20/11            720            8,111
Goldman           Motorola, Inc. ......
     Sachs
     Capital
     Markets, L.P.                        Buy            0.16      12/20/11          1,500           16,457

Goldman           Residential Capital,
     Sachs           LLC  ...............
     Capital
     Markets, L.P.                           Sell        2.00       03/20/17       2,200         (35,282)
Goldman           Southwest Airlines
     Sachs          Co. .................
     Capital
     Markets, L.P.                           Buy         0.22       12/20/11       2,200           7,736
Goldman           The Chubb
     Sachs           Corporation  .......
     Capital
     Markets, L.P.                           Buy         0.10       03/20/12       2,200           2,264
  Goldman         The Hartford
     Sachs           Financial
     Capital         Services Group,
     Markets, L.P.   Inc.                    Buy         0.12       12/20/11       2,200              54
  JP Morgan       Union Pacific
     Chase Bank,     Corporation  .......
     N.A.                                    Buy         0.19       12/20/11       1,100          15,409
                                                                                                --------
                                                                                                $ 26,465
                                                                                                ========


  FUTURES CONTRACTS OUTSTANDING AS OF MARCH 31, 2007:

                                                                        UNREALIZED
                                                                       APPRECIATION/
                                                                        CONTRACTS      DEPRECIATION
  LONG CONTRACTS:
U.S. Treasury Bond Futures June 2007 (Current
     Notional Value of $111,250 per contract) ..................           185           $ (94,736)
U.S. Treasury Notes 2-Year Futures June 2007
     (Current Notional Value of $204,891 per contract)..........            94             (33,934)
U.S. Treasury Notes 10-Year Futures June 2007
     (Current Notional Value of $108,125 per contract)..........            60               9,016
  SHORT CONTRACTS:
  U.S. Treasury Notes 5-Year Futures June 2007
     (Current Notional Value of $105,797 per contract)..........            72              29,844
                                                                         -----           ---------
                                                                           411           $ (89,810)
                                                                         =====           =========

Item 2.  Controls and Procedures.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 3.  Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Kampen Bond Fund

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: May 22, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: May 22, 2007

By: /s/ James W. Garrett
    ---------------------
Name: James W. Garrett
Title: Principal Financial Officer
Date: May 22, 2007